Guarantees granted, commitments and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of maturity analysis of purchase obligations	Future minimum purchase obligations under these arrangements at December 31, 2023 were as follows:

(€ million)
2024	€2,130
2025	€1,893
2026	€2,909
2027	€2,961
2028	€3,206
2029 and thereafter	€2,374